Financial instruments - Unsecured Obligations, Current (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial instruments [Line Items]
Notional amount	$ 313,107	$ 50,707
Current maturities	313,107	50,707
Borrowing costs	(5,336)	(3,708)
Total	307,771	46,999
Up to 90 days
Financial instruments [Line Items]
Notional amount	302,595	40,167
Current maturities	302,595	40,167
90 days to 1 year
Financial instruments [Line Items]
Notional amount	10,512	10,540
Current maturities	$ 10,512	$ 10,540
Single Series Bond, ThUS$250,000
Financial instruments [Line Items]
Effective rate	0.39%	0.80%
Nominal rate	4.38%	4.38%
Notional amount	$ 254,648	$ 4,648
Current maturities	254,648	4,648
Borrowing costs	(36)	(433)
Total	254,612	4,215
Single Series Bond, ThUS$250,000 | Up to 90 days
Financial instruments [Line Items]
Notional amount	254,648	4,648
Current maturities	254,648	4,648
Single Series Bond, ThUS$250,000 | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	0	0
Current maturities	$ 0	$ 0
Single Series Bond, ThUS$450,000
Financial instruments [Line Items]
Effective rate	1.98%	2.39%
Nominal rate	4.25%	4.25%
Notional amount	$ 2,869	$ 2,869
Current maturities	2,869	2,869
Borrowing costs	(677)	(677)
Total	2,192	2,192
Single Series Bond, ThUS$450,000 | Up to 90 days
Financial instruments [Line Items]
Notional amount	0	0
Current maturities	0	0
Single Series Bond, ThUS$450,000 | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	2,869	2,869
Current maturities	$ 2,869	$ 2,869
Single Series Bond, ThUS$400,000
Financial instruments [Line Items]
Effective rate	3.43%	3.62%
Nominal rate	4.25%	4.25%
Notional amount	$ 7,508	$ 7,508
Current maturities	7,508	7,508
Borrowing costs	(235)	(235)
Total	7,273	7,273
Single Series Bond, ThUS$400,000 | Up to 90 days
Financial instruments [Line Items]
Notional amount	7,508	7,508
Current maturities	7,508	7,508
Single Series Bond, ThUS$400,000 | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	0	0
Current maturities	$ 0	$ 0
Single Series Bond, ThUS$700,000
Financial instruments [Line Items]
Effective rate	3.14%	3.30%
Nominal rate	3.50%	3.50%
Notional amount	$ 7,554	$ 7,554
Current maturities	7,554	7,554
Borrowing costs	(555)	(555)
Total	6,999	6,999
Single Series Bond, ThUS$700,000 | Up to 90 days
Financial instruments [Line Items]
Notional amount	7,554	7,554
Current maturities	7,554	7,554
Single Series Bond, ThUS$700,000 | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	0	0
Current maturities	$ 0	$ 0
Single Series Bond, ThUS$750,000
Financial instruments [Line Items]
Effective rate	6.02%	6.89%
Nominal rate	6.50%	6.50%
Notional amount	$ 7,313	$ 7,312
Current maturities	7,313	7,312
Borrowing costs	(1,611)	(1,521)
Total	5,702	5,791
Single Series Bond, ThUS$750,000 | Up to 90 days
Financial instruments [Line Items]
Notional amount	0	0
Current maturities	0	0
Single Series Bond, ThUS$750,000 | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	7,313	7,312
Current maturities	$ 7,313	$ 7,312
Single Series Bond, ThUS$850,000
Financial instruments [Line Items]
Effective rate	5.86%
Nominal rate	5.50%
Notional amount	$ 14,415
Current maturities	14,415
Borrowing costs	(1,935)
Total	12,480
Single Series Bond, ThUS$850,000 | Up to 90 days
Financial instruments [Line Items]
Notional amount	14,415
Current maturities	14,415
Single Series Bond, ThUS$850,000 | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	0
Current maturities	$ 0
Series H bonds
Financial instruments [Line Items]
Effective rate	1.55%	1.58%
Nominal rate	4.90%	4.90%
Notional amount	$ 15,844	$ 17,599
Current maturities	15,844	17,599
Borrowing costs	(172)	(172)
Total	15,672	17,427
Series H bonds | Up to 90 days
Financial instruments [Line Items]
Notional amount	15,844	17,599
Current maturities	15,844	17,599
Series H bonds | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	0	0
Current maturities	$ 0	$ 0
Series O bonds
Financial instruments [Line Items]
Effective rate	1.51%	1.68%
Nominal rate	3.80%	3.80%
Notional amount	$ 907	$ 987
Current maturities	907	987
Borrowing costs	(81)	(82)
Total	826	905
Series O bonds | Up to 90 days
Financial instruments [Line Items]
Notional amount	907	987
Current maturities	907	987
Series O bonds | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	0	0
Current maturities	$ 0	$ 0
Series P bonds
Financial instruments [Line Items]
Effective rate	1.10%	1.41%
Nominal rate	3.25%	3.25%
Notional amount	$ 1,719	$ 1,871
Current maturities	1,719	1,871
Borrowing costs	(12)	(12)
Total	1,707	1,859
Series P bonds | Up to 90 days
Financial instruments [Line Items]
Notional amount	1,719	1,871
Current maturities	1,719	1,871
Series P bonds | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	0	0
Current maturities	$ 0	$ 0
Series Q bonds
Financial instruments [Line Items]
Effective rate	2.23%	2.41%
Nominal rate	3.45%	3.45%
Notional amount	$ 330	$ 359
Current maturities	330	359
Borrowing costs	(22)	(21)
Total	308	338
Series Q bonds | Up to 90 days
Financial instruments [Line Items]
Notional amount	0	0
Current maturities	0	0
Series Q bonds | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	330	359
Current maturities	$ 330	$ 359